                      Metropolitan Life Insurance Company
                          1095 Avenue of the Americas
                              New York, NY 10010

Trina Sandoval
Senior Counsel
Law Department
Tel: 212 578-6803
Fax: 212 578-1622

May 2, 2012

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E ("Registrant")
    Post-Effective Amendment No. 4 to Form N-4
    Registration No. 333-176654/811-4001
    Statement of Additional Information for MetLife Preference Premier(R) Variable Annuity Contracts (offered on and after October 7, 2011)

Gentlemen:

Dear Sir or Madam:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 30, 2012, which was filed with the Registration Statement electronically on April 12, 2012 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Trina Sandoval
Trina Sandoval
Senior Counsel